Bayer Asset Acquisition	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Asset Acquisition [Abstract]
BAYER ASSET ACQUISITION
3.	BAYER ASSET ACQUISITION
On December 10, 2020, the Company entered into an Assignment and License Agreement (“ALA”) with Bayer CropScience LLP (“Bayer”) to acquire certain assets related to Bayer’s bee health, insect control, and delivery intellectual property (the “Bayer Assets” or the “acquired IPR&D”).
The Company acquired the Bayer Assets for cash consideration of $2,000. As of the acquisition date, the acquired assets did not meet the definition of a business and thus the acquired IPR&D was accounted for as an asset acquisition. The assets acquired had no alternative future use and had not reached a stage of technological feasibility and as such the amounts were recorded as research and development expense during the year ended December 31, 2020. Additionally, the Company has also agreed to make additional contingent cash payments up to an aggregate of $2,000 based on the achievement of certain development, regulatory and commercialization events as set forth in the ALA.
As of December 31, 2020, and September 30, 2021, no contingent payments have been accrued or made as no
milestones were achieved or deemed probable.

3.	BAYER ASSET ACQUISITION
On December 10, 2020, the Company entered into an Assignment and License Agreement (“ALA”) with Bayer CropScience LLP (“Bayer”) to acquire certain assets related to Bayer’s Bee Health, Insect Control, and Deliver intellectual property (the “Bayer Assets”or the “acquired IPR&D”).
The Company acquired the Bayer Assets for cash consideration of $2,000. The Company has applied the principles of ASC 805 in determining the proper accounting treatment for the acquisition. As of the acquisition date, the acquired set of assets does not meet the definition of a business and thus the IPR&D acquired will be accounted for as an asset acquisition. As of the acquisition date, the assets acquired had no alternative future use and had not reached a stage of technological feasibility. As a result, the amounts have been recorded as research and development expense in the accompanying condensed consolidated statements of operations. Additionally, the Company has also agreed to make additional contingent cash payments up to an aggregate of $2,000 based on the achievement of certain development, regulatory and commercialization events as set forth in the ALA. The ALA includes potential milestone payments that are dependent upon the development of products using the intellectual property licensed under the ALA and contingent upon the achievement of certain development or regulatory approval milestones, as well as commercial milestones. As of December 31, 2020, no milestones have been achieved and it is not probable that the Company will reach any milestones and hence did not recognize these potential obligations in the consolidated financial statements.
As the acquired IPR&D was determined to have no alternative future use and the contingent payments were not determined to be a derivative, these payments will be recorded when the contingency is resolved, and the related consideration is issued or becomes issuable. As of December 31, 2020, no contingent payments have been accrued or paid.